Legal and administrative proceedings (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 5,995	$ 7,235
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,274	1,366
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	292	378
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,050	1,320
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 8,611	$ 10,299